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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Dividend Income Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 9.2%
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	1,320,000	$125,598,000
Leisure Equipment & Products 0.5%
Mattel, Inc.	1,090,000	40,667,900
Media 2.3%
Comcast Corp., Class A	1,250,000	64,612,500
Time Warner, Inc.	2,070,000	138,959,100
Total		203,571,600
Multiline Retail 1.2%
Macy’s, Inc.	1,850,000	107,041,000
Specialty Retail 3.2%
Home Depot, Inc. (The)	2,515,000	206,305,450
TJX Companies, Inc. (The)	1,175,000	72,215,500
Total		278,520,950
Textiles, Apparel & Luxury Goods 0.6%
VF Corp.	980,000	57,418,200
TOTAL CONSUMER DISCRETIONARY		812,817,650
CONSUMER STAPLES 9.0%
Beverages 0.8%
Coca-Cola Co. (The)	1,875,000	71,625,000
Food & Staples Retailing 1.2%
CVS Caremark Corp.	750,000	54,855,000
Wal-Mart Stores, Inc.	600,000	44,820,000
Total		99,675,000
Food Products 1.2%
General Mills, Inc.	1,275,000	63,788,250
Kellogg Co.	715,000	43,393,350
Total		107,181,600
Household Products 2.6%
Kimberly-Clark Corp.	930,000	102,625,500
Procter & Gamble Co. (The)	1,580,000	124,282,800
Total		226,908,300
Tobacco 3.2%
Altria Group, Inc.	2,860,000	103,703,600

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	2,200,000	$178,002,000
Total		281,705,600
TOTAL CONSUMER STAPLES		787,095,500
ENERGY 9.7%
Energy Equipment & Services 1.5%
Ensco PLC, Class A	770,000	40,548,200
Schlumberger Ltd.	1,000,000	93,000,000
Total		133,548,200
Oil, Gas & Consumable Fuels 8.2%
Chevron Corp.	1,670,000	192,601,100
ConocoPhillips	1,575,000	104,737,500
Exxon Mobil Corp.	2,120,000	204,092,400
Occidental Petroleum Corp.	490,000	47,294,800
Phillips 66	1,040,000	77,854,400
Royal Dutch Shell PLC, ADR	1,270,000	92,544,900
Total		719,125,100
TOTAL ENERGY		852,673,300
FINANCIALS 17.9%
Capital Markets 2.9%
BlackRock, Inc.	437,600	133,397,984
Northern Trust Corp.	1,029,325	63,663,751
T. Rowe Price Group, Inc.	700,000	56,819,000
Total		253,880,735
Commercial Banks 5.5%
Fifth Third Bancorp	2,850,000	61,830,750
PNC Financial Services Group, Inc. (The)	1,050,000	85,869,000
U.S. Bancorp	3,258,475	134,053,662
Wells Fargo & Co.	4,250,000	197,285,000
Total		479,038,412
Consumer Finance 1.0%
American Express Co.	1,000,000	91,280,000
Diversified Financial Services 3.3%
CME Group, Inc.	980,000	72,343,600
JPMorgan Chase & Co.	3,800,000	215,916,000
Total		288,259,600
Insurance 4.0%
ACE Ltd.	775,000	75,849,250
Chubb Corp. (The)	700,000	61,236,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Marsh & McLennan Companies, Inc.	2,250,000	$108,360,000
MetLife, Inc.	1,000,000	50,670,000
Unum Group	1,550,000	53,909,000
Total		350,024,250
Real Estate Investment Trusts (REITs) 1.2%
Public Storage	355,000	59,995,000
Simon Property Group, Inc.	298,000	48,064,420
Total		108,059,420
TOTAL FINANCIALS		1,570,542,417
HEALTH CARE 14.0%
Biotechnology 2.3%
Amgen, Inc.	1,610,000	199,672,200
Pharmaceuticals 11.7%
AbbVie, Inc.	3,800,000	193,458,000
Johnson & Johnson	2,495,000	229,839,400
Merck & Co., Inc.	4,170,000	237,648,300
Pfizer, Inc.	8,325,000	267,315,750
Roche Holding AG, ADR	2,650,000	101,707,000
Total		1,029,968,450
TOTAL HEALTH CARE		1,229,640,650
INDUSTRIALS 10.8%
Aerospace & Defense 6.0%
Boeing Co. (The)	1,275,000	164,373,000
Honeywell International, Inc.	1,605,000	151,576,200
Raytheon Co.	1,575,000	154,208,250
United Technologies Corp.	475,000	55,584,500
Total		525,741,950
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	975,000	93,375,750
Commercial Services & Supplies 0.6%
Waste Management, Inc.	1,336,950	55,483,425
Electrical Equipment 0.6%
Emerson Electric Co.	775,000	50,576,500
Machinery 2.5%
Dover Corp.	1,100,000	103,730,000
Illinois Tool Works, Inc.	565,000	46,612,500

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Parker Hannifin Corp.	592,650	$71,443,957
Total		221,786,457
TOTAL INDUSTRIALS		946,964,082
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 1.3%
Cisco Systems, Inc.	5,350,000	116,630,000
Computers & Peripherals 2.5%
Apple, Inc.	162,800	85,671,872
EMC Corp.	4,915,000	129,608,550
Total		215,280,422
IT Services 4.3%
Accenture PLC, Class A	1,770,000	147,529,500
Automatic Data Processing, Inc.	1,220,000	94,891,600
International Business Machines Corp.	725,000	134,248,250
Total		376,669,350
Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	5,650,000	139,894,000
KLA-Tencor Corp.	1,425,000	92,838,750
Texas Instruments, Inc.	1,750,000	78,680,000
Total		311,412,750
Software 2.4%
Microsoft Corp.	5,600,000	214,536,000
TOTAL INFORMATION TECHNOLOGY		1,234,528,522
MATERIALS 4.1%
Chemicals 3.6%
EI du Pont de Nemours & Co.	1,620,000	107,924,400
LyondellBasell Industries NV, Class A	745,000	65,619,600
Sherwin-Williams Co. (The)	685,000	137,328,800
Total		310,872,800
Containers & Packaging 0.5%
Sonoco Products Co.	1,125,000	47,227,500
TOTAL MATERIALS		358,100,300
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	2,482,000	79,250,260

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	4,817,778	$229,229,850
Total		308,480,110
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	1,322,727	54,985,773
TOTAL TELECOMMUNICATION SERVICES		363,465,883
UTILITIES 4.4%
Electric Utilities 2.2%
American Electric Power Co., Inc.	1,225,000	61,495,000
Duke Energy Corp.	572,975	40,612,468
NextEra Energy, Inc.	518,000	47,340,020
Northeast Utilities	1,035,000	46,005,750
Total		195,453,238
Multi-Utilities 2.2%
CMS Energy Corp.	1,577,000	44,834,110
Dominion Resources, Inc.	697,000	48,371,800
Sempra Energy	527,000	49,785,690
Wisconsin Energy Corp.	1,025,000	45,059,000
Total		188,050,600
TOTAL UTILITIES		383,503,838
Total Common Stocks (Cost: $6,054,050,593)		$8,539,332,142

	Shares	Value

Exchange-Traded Funds 1.8%
SPDR S&P 500 ETF Trust	875,000	$163,012,500
Total Exchange-Traded Funds (Cost: $125,697,616)		$163,012,500

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.098% (a)(b)	68,017,812	$68,017,812
Total Money Market Funds (Cost: $68,017,812)		$68,017,812
Total Investments
(Cost: $6,247,766,021) (c)		$8,770,362,454(d)
Other Assets & Liabilities, Net		17,001,997
Net Assets		$8,787,364,451

Notes to Portfolio of Investments

(a)                         The rate shown is the seven-day current annualized yield at February 28, 2014.

(b)                           As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	256,826,440	1,124,854,706	(1,313,663,334)	68,017,812	197,932	68,017,812

(c)                           At February 28, 2014, the cost of securities for federal income tax purposes was approximately $6,247,766,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,531,262,000
Unrealized Depreciation	(8,666,000)
Net Unrealized Appreciation	$2,522,596,000

(d)                           Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	812,817,650	—	—	812,817,650
Consumer Staples	787,095,500	—	—	787,095,500
Energy	852,673,300	—	—	852,673,300
Financials	1,570,542,417	—	—	1,570,542,417
Health Care	1,229,640,650	—	—	1,229,640,650
Industrials	946,964,082	—	—	946,964,082
Information Technology	1,234,528,522	—	—	1,234,528,522
Materials	358,100,300	—	—	358,100,300
Telecommunication Services	363,465,883	—	—	363,465,883
Utilities	383,503,838	—	—	383,503,838
Exchange-Traded Funds	163,012,500	—	—	163,012,500
Total Equity Securities	8,702,344,642	—	—	8,702,344,642
Mutual Funds
Money Market Funds	68,017,812	—	—	68,017,812
Total Mutual Funds	68,017,812	—	—	68,017,812
Total	8,770,362,454	—	—	8,770,362,454

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.3%
ALABAMA 0.3%
Courtland Industrial Development Board Refunding Revenue Bonds International Paper Co. Projects Series 2003B AMT (a)
08/01/25	6.250%	$2,000,000	$2,000,720
ALASKA 0.8%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	5,000,000	5,339,250
ARIZONA 2.6%
Industrial Development Authority of the County of Pima (The)
Refunding Revenue Bonds
Facility-Edkey Charter Schools Project
Series 2013
07/01/33	6.000%	2,000,000	1,885,840
07/01/43	6.000%	2,500,000	2,263,725
07/01/48	6.000%	1,500,000	1,342,545
Revenue Bonds
American Charter Schools Foundation
Series 2007A
07/01/38	5.625%	3,840,000	3,195,533
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,038,876
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,004,460
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,564,890
Total			18,295,869
CALIFORNIA 10.4%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	2,000,000	1,947,800
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Series 2004
10/01/13	13.000%	405,000	206,542
10/01/15	8.375%	560,000	190,389
10/01/19	8.750%	2,785,000	946,844
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
10/01/20	8.375%	$1,420,000	$567,375
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	5,000,000	4,973,000
Series 2008K AMT
08/01/33	5.550%	2,545,000	2,545,382
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT (a)(b)(d)
12/01/32	7.500%	1,885,000	1,879,232
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012-G
11/01/37	5.000%	1,250,000	1,310,875
California Statewide Communities Development Authority
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	2,897,923
Aspire Public Schools
Series 2010
07/01/46	6.125%	2,990,000	2,885,858
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,786,804
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	90,000	90,978
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (f)
02/01/25	0.000%	3,100,000	1,838,238
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,505,650
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (f)
06/01/25	0.000%	2,310,000	1,351,396
County of Sacramento Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,833,575

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (f)
10/01/21	0.000%	$1,665,000	$1,241,391
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 2014-C
01/15/43	6.500%	5,000,000	5,279,250
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1
06/01/47	5.125%	3,000,000	2,247,150
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	5,482,182
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	6,307,200
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	1,944,900
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,437,200
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	455,481	448,772
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	4,246,427
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,672,470
State of California Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	5,012,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
State of California Unlimited General Obligation Bonds Various Purpose Series 2012
04/01/42	5.000%	$3,000,000	$3,163,080
Total			73,240,133
COLORADO 0.1%
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	1,000,000	1,001,910
CONNECTICUT 1.5%
Connecticut State Development Authority Revenue Bonds Alzheimer’s Resource Center Project Series 2007
08/15/27	5.500%	500,000	506,265
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	4,000,000	4,416,240
Mohegan Tribe of Indians of Connecticut (b)(c)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	4,475,000	4,475,895
Series 2003
01/01/33	5.250%	1,000,000	927,660
Total			10,326,060
DELAWARE 0.1%
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (a)(d)
06/01/28	6.250%	730,000	704,574
DISTRICT OF COLUMBIA 0.6%
Metropolitan Washington Airports Authority Revenue Bonds Airport System Series 2012A AMT (a)
10/01/24	5.000%	4,000,000	4,506,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 8.9%
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	$1,500,000	$1,500,780
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)
07/15/32	7.000%	1,370,000	780,955
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	675,000	701,717
01/01/43	6.375%	2,250,000	2,307,532
County of Miami-Dade
Refunding Revenue Bonds
Subordinated Series 2012-B
10/01/37	5.000%	1,530,000	1,571,876
County of Miami-Dade (f)
Subordinated Revenue Bonds
Capital Appreciation
Series 2009B
10/01/41	0.000%	30,000,000	6,792,000
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	3,532,200
Series 2012-A
06/15/43	6.125%	5,500,000	4,909,630
Renaissance Charter School Project
Series 2013A
06/15/44	8.500%	5,000,000	5,058,050
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007
11/15/29	5.000%	4,000,000	3,962,360
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	4,495,360
Middle Village Community Development District Special Assessment Bonds Series 2004A (d)
05/01/35	6.000%	1,910,000	1,486,954
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008
10/01/38	5.750%	4,000,000	4,203,480
Orange County Health Facilities Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Health Care-Orlando Lutheran
Series 2005
07/01/26	5.700%	$2,000,000	$1,997,380
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	756,495
Revenue Bonds
1st Mortgage-Orlando Lutheran Tower
Series 2007
07/01/32	5.500%	350,000	325,154
07/01/38	5.500%	1,750,000	1,574,702
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,084,240
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	430,000	370,049
Series 2004B
05/01/16	7.500%	1,290,000	1,285,601
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A
04/01/39	6.250%	2,000,000	2,157,580
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	2,906,841
St. Johns County Industrial Development Authority (d)(e)
Revenue Bonds
Glenmoor Project
Series 2006A
01/01/40	5.375%	4,275,000	1,860,052
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,905,000	1,708,995
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/35	6.125%	800,000	799,880
Westridge Community Development District Special Assessment Bonds Series 2005 (d)(e)
05/01/37	5.800%	2,650,000	996,003
Total			62,125,866

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA 2.4%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	$4,500,000	$4,546,170
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A
07/01/29	5.000%	3,000,000	2,710,020
Municipal Electric Authority of Georgia
Revenue Bonds
Series 1991V
01/01/18	6.600%	30,000	31,609
Series 1991V Escrowed to Maturity
01/01/18	6.600%	680,000	775,458
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	5,000,000	5,057,850
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013
01/01/49	7.250%	3,500,000	3,540,565
Total			16,661,672
GUAM 0.7%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (c)
12/01/40	6.875%	4,750,000	4,865,710
HAWAII 1.1%
State of Hawaii Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,669,880
Hawaii Pacific University
Series 2013A
07/01/43	6.875%	2,800,000	2,852,220
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	1,750,000	1,907,482
Total			7,429,582

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO 0.6%
Idaho Health Facilities Authority Revenue Bonds Terraces Boise Project Series 2014A
10/01/49	8.125%	$4,000,000	$4,034,800
ILLINOIS 8.8%
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	744,945
Illinois Finance Authority
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,634,885
Uno Charter School Network, Inc. Project
Series 2011A
10/01/31	6.875%	2,490,000	2,764,772
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	3,748,183
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	5,033,650
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,892,560
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,255,390
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,510,450
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,653,255
Illinois Finance Authority (d)(e)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	6.000%	1,000,000	309,620
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014-A
12/01/21	5.000%	1,525,000	1,816,565
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	5,002,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B
03/01/35	6.000%	$2,828,000	$2,829,527
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,715,600
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,252,657
State of Illinois Unlimited General Obligation Refunding Bonds Series 2012
08/01/23	5.000%	2,500,000	2,797,025
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	2,780,000	2,532,858
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,311,526
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	693,000	703,243
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,599,000	3,500,531
Total			62,009,542
INDIANA 0.5%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	700,000	719,236

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	$2,750,000	$2,774,888
Total			3,494,124
IOWA 1.3%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003 (g)
01/01/29	8.000%	187,000	192,868
Iowa Finance Authority
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	5,000,000	4,833,600
Iowa Finance Authority (d)(e)
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15	5.000%	1,801,240	1,040,036
11/15/27	5.500%	1,135,000	655,349
11/15/37	5.500%	750,000	433,050
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (a)
12/01/30	5.850%	2,060,000	2,147,076
Total			9,301,979
KANSAS 2.3%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	529,110
05/15/39	7.250%	1,500,000	1,575,525
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/29	5.000%	2,680,000	2,511,348
City of Overland Park KS Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	6,000,000	5,488,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	$6,245,000	$5,991,078
Total			16,095,381
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,174,944
Kentucky Economic Development Finance Authority (g)
Refunding Revenue Bonds
1st Mortgage-AHF/KY-IA, Inc. Project
Series 2003
01/01/29	8.000%	596,000	614,702
Total			1,789,646
LOUISIANA 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,480,150
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	5,000,000	4,939,700
Series 2013B
07/01/39	10.500%	5,000,000	5,090,600
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,579,900
Total			21,090,350
MARYLAND 0.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland-College Park Projects Series 2008
06/01/43	5.875%	2,590,000	2,680,236
MASSACHUSETTS 3.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Series 2007
11/01/41	5.200%	$1,000,000	$837,530
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,610,718
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/31	6.250%	2,112,442	1,820,503
11/15/39	6.250%	634,649	521,269
11/15/46	6.250%	2,502,917	2,001,883
Series 2011A-2
11/15/46	5.500%	279,667	199,436
Massachusetts Development Finance Agency (d)
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32	7.100%	1,935,000	1,934,865
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	6,524
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Series 2008H (AGM) AMT
01/01/30	6.350%	2,275,000	2,427,584
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,276,930
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston Medical Center Project
Series 2008
07/01/38	5.250%	5,000,000	5,073,200
Milford Regional Medical
Series 2007E
07/15/32	5.000%	1,250,000	1,223,462
Total			23,933,904
MICHIGAN 4.8%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/33	6.000%	5,750,000	5,346,695
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/23	5.000%	3,025,000	2,996,988
07/01/39	5.250%	1,375,000	1,331,853
City of Detroit Water Supply System
Refunding Revenue Bonds
Senior Lien
Series 2011C
07/01/41	5.000%	1,025,000	961,132

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Revenue Bonds
Senior Lien
Series 2011A
07/01/41	5.250%	$1,445,000	$1,398,066
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A
11/01/39	6.750%	4,725,000	5,099,551
Michigan Finance Authority Revenue Bonds School District Series 2012
06/01/20	5.000%	1,400,000	1,547,406
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	3,000,330
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT (a)(d)
11/01/25	6.550%	1,500,000	1,322,205
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	849,460
06/01/48	6.000%	11,000,000	9,032,320
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	606,158
Total			33,492,164
MINNESOTA 2.2%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	3,967,599
City of Columbia Heights
Refunding Revenue Bonds
Crest View Corp. Projects
Series 2007A
07/01/27	5.550%	1,000,000	846,900
07/01/42	5.700%	2,000,000	1,499,040
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,204,997

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A
08/01/40	5.700%	$1,600,000	$1,534,640
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (a)
12/01/38	5.000%	12,777	12,850
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	3,000,000	3,070,710
11/15/35	6.000%	2,000,000	2,041,840
Total			15,178,576
MISSISSIPPI 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,309,073
County of Lowndes (g)
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992B
04/01/22	6.700%	230,000	263,821
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	240,000	240,029
Total			2,812,923
MISSOURI 3.9%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/18	5.250%	800,000	879,760
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	3,100,000	3,121,607
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,175,950
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	1,275,000	1,313,862

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	$2,250,000	$2,396,362
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,026,770
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,565,520
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,150,422
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	3,000,000	2,918,850
Total			27,549,103
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Series 2006A
05/15/36	6.125%	1,000,000	1,002,600
NEBRASKA 0.7%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,055,250
NEVADA 0.7%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (b)
06/15/28	6.750%	5,000,000	5,069,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (a)(g)
07/01/18	7.500%	$155,000	$177,167
NEW JERSEY 2.7%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,250,000	86,800
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	6.125%	2,750,000	190,960
01/01/37	6.250%	6,450,000	447,888
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	2,101,387
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	4,000,000	4,001,880
Revenue Bonds
UMM Energy Partners
Series 2012A AMT
06/15/43	5.125%	2,000,000	1,948,060
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	3,000,000	3,065,850
New Jersey Higher Education Student Assistance Authority (a)
Revenue Bonds
Senior Series 2013-1B AMT
12/01/43	4.750%	5,000,000	4,762,550
Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,658,775
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C (f)
06/01/41	0.000%	7,500,000	330,300
Total			18,594,450
NEW YORK 2.9%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/40	6.875%	3,500,000	3,541,965

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Build NYC Resource Corp. Revenue Bonds Series 2013 International Leadership Charter School
07/01/43	6.000%	$4,330,000	$3,922,114
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (f)
06/01/60	0.000%	25,000,000	117,000
New York State Dormitory Authority
Revenue Bonds
NYU Hospital Center
Series 2007B
07/01/37	5.625%	2,000,000	2,091,040
Series 2011A
07/01/40	6.000%	1,000,000	1,092,260
Port Authority of New York & New Jersey Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT (a)
10/01/19	6.750%	120,000	115,781
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004
05/01/39	6.700%	470,000	484,763
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013
05/28/14	4.700%	3,500,000	3,514,560
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B (f)
11/15/32	0.000%	13,185,000	5,811,420
Total			20,690,903
NORTH CAROLINA 1.0%
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(d)
02/01/38	5.650%	3,146,602	3,035,747
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	4,044,358
Total			7,080,105

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH DAKOTA 0.4%
City of Fargo Revenue Bonds Sanford Series 2011
11/01/31	6.250%	$2,500,000	$2,873,775
OHIO 0.8%
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	5,259,900
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A
05/15/25	5.100%	375,000	356,066
Total			5,615,966
OKLAHOMA 0.8%
Oklahoma County Finance Authority Revenue Bonds Epworth Villa Project Series 2012A
04/01/42	5.125%	2,750,000	2,624,353
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	3,000,000	3,003,420
Total			5,627,773
OREGON 1.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,900,000	2,815,320
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	1,700,000	1,528,045
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (c)
11/01/33	6.375%	2,410,000	2,607,596
Total			6,950,961

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA 3.2%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	$3,200,000	$3,949,856
Montgomery County Industrial Development Authority
Revenue Bonds
Whitemarsh Community Project
Series 2008
02/01/36	7.000%	2,000,000	2,103,780
Whitemarsh Continuing Care
Series 2005
02/01/35	6.250%	1,350,000	1,360,395
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009
01/01/32	6.250%	3,375,000	3,417,559
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	2,500,000	2,514,250
Shippensburg University
Series 2011
10/01/43	6.250%	2,000,000	2,130,220
Pennsylvania Housing Finance Agency Revenue Bonds Subordinated Series 2013-115A AMT (a)
10/01/33	4.200%	5,000,000	4,888,700
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	295,000	353,206
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014-A
06/15/33	7.000%	1,870,000	1,879,257
Total			22,597,223
PUERTO RICO 2.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012-A (c)
07/01/42	5.250%	2,525,000	1,782,751
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2010ZZ
07/01/25	5.250%	2,000,000	1,445,020
Revenue Bonds
Series 2013A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
07/01/36	6.750%	$1,000,000	$732,350
07/01/43	7.000%	6,570,000	4,829,213
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT (a)(c)
06/01/26	6.625%	5,820,000	5,223,333
Puerto Rico Sales Tax Financing Corp. (c)
Revenue Bonds
1st Subordinated Series 2010-A
08/01/39	5.375%	5,155,000	3,966,412
First Subordinated Series 2009B
08/01/44	6.500%	1,000,000	857,660
Total			18,836,739
SOUTH CAROLINA 2.5%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	1,300,000	1,340,872
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/28	5.500%	2,300,000	2,300,460
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	3,000,000	2,700,150
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,292,703
Series 2013
Lutheran Homes South Carolina Inc. Obligation Group
05/01/43	5.000%	750,000	634,537
05/01/48	5.125%	1,500,000	1,270,575
York Preparatory Academy Project
Series 2014-A
11/01/45	7.250%	4,000,000	4,018,560
Total			17,557,857
SOUTH DAKOTA 0.2%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT (a)
04/01/29	6.000%	1,400,000	1,406,090

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Germantown Village Series 2006
12/01/34	6.250%	$475,000	$542,350
TEXAS 8.2%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (g)
04/01/45	6.125%	5,000,000	5,392,600
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	5,000,000	5,513,450
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT (a)
07/15/38	6.625%	4,000,000	4,163,880
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,002,640
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,338,280
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (a)(g)
04/01/28	8.000%	875,000	875,910
HFDC of Central Texas, Inc.
Revenue Bonds
Series 2006A
11/01/36	5.750%	5,000,000	5,006,900
HFDC of Central Texas, Inc. (d)(e)
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	2,675,640
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,090,610
08/15/39	6.250%	1,500,000	1,642,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	$5,000,000	$5,170,000
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,224,610
Red River Health Facilities Development Corp.
Revenue Bonds
Series 2013
Sears Methodist Retirement System
11/15/49	6.150%	800,000	675,712
05/09/53	6.250%	52,000	44,151
Sears Methodist Retirement System Obligation Group
11/15/38	5.450%	1,300,000	1,033,864
11/15/46	6.050%	589,000	495,196
11/15/46	6.050%	101,000	84,915
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	5,000,000	5,120,800
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Village
Series 2009
11/15/44	6.375%	4,250,000	4,396,157
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,335,640
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,272,175
Total			57,555,720
VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012-A (c)
10/01/32	5.000%	3,785,000	3,819,027
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (c)
07/01/21	4.000%	3,000,000	3,011,370
Total			6,830,397

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA 2.3%
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012 (g)
07/15/40	0.000%	$7,530,000	$3,744,443
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,796,175
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	10,000,000	6,999,000
Virginia Small Business Financing Authority Prerefunded 07/01/14 Revenue Bonds Hampton Roads Proton Series 2009B
07/01/19	8.000%	2,335,000	2,442,317
Total			15,981,935
WASHINGTON 1.6%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012-A
09/01/42	5.500%	2,150,000	2,077,996
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines Series 2012 AMT (a)
04/01/30	5.000%	2,500,000	2,272,950
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds Series 2013 No. 65
04/01/43	5.750%	2,500,000	2,417,925
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing Revenue-Mirabella Series 2012
10/01/47	6.750%	5,000,000	4,590,350
Total			11,359,221

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	$5,000,000	$5,213,000
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	1,750,000	1,921,710
Total			7,134,710
Total Municipal Bonds (Cost: $662,752,377)			$668,501,276

		Shares	Value

Municipal Preferred Stocks 0.3%
DELAWARE 0.3%
Centerline Equity Issuer Trust AMT(a)(b)		1,000,000	$1,176,300
Munimae TE Bond Subsidiary LLC AMT (a)(b)(d)		1,000,000	945,010
Total			2,121,310
Total Municipal Preferred Stocks (Cost: $2,000,000)			$2,121,310

Money Market Funds 3.7%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (h)		7,184,524	$7,184,524
JPMorgan Municipal Money Market Fund, 0.010% (h)		18,640,174	18,640,174
Total Money Market Funds (Cost: $25,824,698)			$25,824,698
Total Investments (Cost: $690,577,075) (i)			$696,447,284(j)
Other Assets & Liabilities, Net			4,593,071
Net Assets			$701,040,355

Notes to Portfolio of Investments

(a)                                     Income from this security may be subject to alternative minimum tax.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the value of these securities amounted to $19,860,542 or 2.83% of net assets.

(c)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At February 28, 2014, the value of these securities amounted to $43,930,992 or 6.27% of net assets.

(d)                                     Identifies issues considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2014 was $24,885,671, representing 3.55% of net assets.  Information concerning such security holdings at February 28, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
07/01/40 7.500%	03-07-00 - 05-21-07	1,496,877
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/13 13.000%	05-14-10	370,523
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/15 8.375%	10-04-04 - 05-14-10	510,005
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/19 8.750%	10-04-04 - 05-14-10	2,498,267
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
10/01/20 8.375%	05-14-10	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	1,885,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-08	1,370,000
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-98	719,730
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
02/01/38 5.650%	12-18-06	3,146,602
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44 7.750%	10-29-09	3,885,957
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 6.000%	02-14-07	972,870
Iowa Finance Authority
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/15 5.000%	11-06-09	1,734,920
Iowa Finance Authority
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/27 5.500%	04-19-07	1,146,037

Security Description	Acquisition Dates	Cost ($)
Iowa Finance Authority
Revenue Bonds
Deerfield Retirement Community, Inc.
Series 2007A
11/15/37 5.500%	05-20-09	455,784
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32 7.100%	09-02-99	1,924,823
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25 6.550%	11-24-98	1,500,000
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35 6.000%	01-21-04	1,903,648
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25 6.125%	10-01-09	508,750
Middlesex County Improvement Authority
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37 6.250%	03-18-05 - 10-01-09	4,614,875
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37 8.750%	06-28-06	1,228,125
Munimae TE Bond Subsidiary LLC	10-14-04	1,000,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-93	457,824
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-07	240,000
St. Johns County Industrial Development Authority
Revenue Bonds
Glenmoor Project
Series 2006A
01/01/40 5.375%	09-28-06 - 04-18-08	3,857,219
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 5.800%	12-22-05	2,650,000

(e)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2014, the value of these securities amounted to $10,606,548, which represents 1.51% of net assets.

(f)                                       Zero coupon bond.

(g)                                     Variable rate security.

(h)                                     The rate shown is the seven-day current annualized yield at February 28, 2014.

(i)                                        At February 28, 2014, the cost of securities for federal income tax purposes was approximately $690,577,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,745,000
Unrealized Depreciation	(32,875,000)
Net Unrealized Appreciation	$5,870,000

(j)                                        Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                           Assured Guaranty Municipal Corporation

AMBAC               Ambac Assurance Corporation

AMT                             Alternative Minimum Tax

BAN                             Bond Anticipation Note

CHF                            Collegiate Housing Foundation

FNMA                     Federal National Mortgage Association

GNMA                    Government National Mortgage Association

NPFGC               National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	668,501,276	—	668,501,276
Total Bonds	—	668,501,276	—	668,501,276
Equity Securities
Municipal Preferred Stocks	—	2,121,310	—	2,121,310
Total Equity Securities	—	2,121,310	—	2,121,310
Mutual Funds
Money Market Funds	25,824,698	—	—	25,824,698
Total Mutual Funds	25,824,698	—	—	25,824,698
Total	25,824,698	670,622,586	—	696,447,284

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Risk Allocation Fund

February 28, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 12.6%
INTERNATIONAL 12.6%
Columbia Emerging Markets Fund, Class I Shares (a)	148,365	$1,511,836
Total Equity Funds (Cost: $1,483,546)		$1,511,836

Alternative Investment Funds 49.5%
Central Fund of Canada Ltd., Class A Shares	74,481	1,095,616
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares(a)	242,470	2,373,784
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	288,200	2,484,281
Total Alternative Investment Funds (Cost: $6,045,069)		$5,953,681

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 6.3%
U.S. Treasury Inflation-Indexed Bond (c)
02/15/43	0.625%	$912,285	$758,622
Total Inflation-Indexed Bonds (Cost: $758,230)			$758,622

		Shares	Value

Exchange-Traded Funds 1.0%
PowerShares DB Gold Fund(b)		2,811	$125,061
Total Exchange-Traded Funds (Cost: $135,979)			$125,061

Money Market Funds 29.3%
Columbia Short-Term Cash Fund, 0.098% (a)(d)		3,523,287	$3,523,287
Total Money Market Funds (Cost: $3,523,287)			$3,523,287
Total Investments
(Cost: $11,946,111) (e)			$11,872,487(f)
Other Assets and Liabilities			150,719
Net Assets			$12,023,206

Investments in Derivatives Futures Contracts Outstanding at February 28, 2014

At February 28, 2014, cash totaling $235,492 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	8	JPY	1,141,161	03/2014	7,934	—
AUST 10YR BOND	3	AUD	312,440	03/2014	8,325	—
CAN 10YR BOND	3	CAD	353,834	06/2014	2,906	—
EURO STOXX 50	13	EUR	563,439	03/2014	34,473	—
EURO-BUND	6	EUR	1,195,727	03/2014	24,445	—
FTSE 100 INDEX	5	GBP	567,296	03/2014	27,049	—
LONG GILT	2	GBP	366,492	06/2014	1,858	—
S&P 500 EMINI	19	USD	1,764,720	03/2014	82,528	—
TOPIX INDEX	5	JPY	594,969	03/2014	—	(16,593)
US LONG BOND	7	USD	931,438	06/2014	11,142	—
Total					200,660	(16,593)

Credit Default Swap Contracts Outstanding at February 28, 2014

At February 28, 2014, securities totaling $369,119 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.00	0.63%	4,000,000	69,300	53,629	7,889	23,560	—
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	5.00	3.13%	4,200,000	337,575	275,310	41,417	103,682	—
Total									127,242	—

*Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at February 28, 2014

At February 28, 2014, securities totaling $293,453 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.660	10/24/2023	USD	5,300,000	282	23,403	—

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	—	2,871,598	(408,000)	(4,610)	2,458,988	14,598	2,373,784
Columbia Commodity Strategy Fund, Class I Shares	3,008,001	1,088,000	(1,465,000)	(139,388)	2,491,613	—	2,484,281
Columbia Emerging Markets Fund, Class I Shares	1,798,701	1,088,129	(1,473,000)	69,716	1,483,546	10,129	1,511,836
Columbia Short-Term Cash Fund	8,436,243	11,112,425	(16,025,381)	—	3,523,287	3,739	3,523,287
Total	13,242,945	16,160,152	(19,371,381)	(74,282)	9,957,434	28,466	9,893,188

(b)                                     Non-income producing.

(c)                                     This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(d)                                     The rate shown is the seven-day current annualized yield at February 28, 2014.

(e)                                     At February 28, 2014, the cost of securities for federal income tax purposes was approximately $11,946,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,000
Unrealized Depreciation	(104,000)
Net Unrealized Depreciation	$(74,000)

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD                            Australian Dollar

CAD                            Canadian Dollar

EUR                            Euro

GBP                             British Pound

JPY                               Japanese Yen

USD                            US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,511,836	—	—	1,511,836
Alternative Investment Funds	5,953,681	—	—	5,953,681
Money Market Funds	3,523,287	—	—	3,523,287
Total Mutual Funds	10,988,804	—	—	10,988,804
Bonds
Inflation-Indexed Bonds	—	758,622	—	758,622
Total Bonds	—	758,622	—	758,622
Equity Securities
Exchange-Traded Funds	125,061	—	—	125,061
Total Equity Securities	125,061	—	—	125,061
Investments in Securities	11,113,865	758,622	—	11,872,487
Derivatives
Assets
Futures Contracts	200,660	—	—	200,660
Swap Contracts	—	150,645	—	150,645
Liabilities
Futures Contracts	(16,593)		—	(16,593)
Total	11,297,932	909,267	—	12,207,199

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2014